Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	¥ 208,317	¥ 165,991	¥ 81,057
Revenue-Net gain on trading	310,040	356,609	342,964
Income tax expense	(70,274)	(28,894)	(57,010)
Net income (loss)	160,397	219,367	(94,711)
Net income attributable to noncontrolling interests	(7,281)	(2,369)	(5,731)
Net income (loss) attributable to NHI shareholders	153,116	216,998	¥ (100,442)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	3,083	(886)
Income tax expense		263
Net income (loss)	3,083	(623)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	3,083	(623)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits / Revenue-Other	(4,167)	(5,792)
Income tax expense	1,213	1,784
Net income (loss)	(2,954)	(4,008)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(2,954)	(4,008)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Own credit adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue-Net gain on trading	12,134	1,132
Income tax expense	(2,152)	(131)
Net income (loss)	9,982	1,001
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	¥ 9,982	¥ 1,001